Business segment information - Asset impairment (Details) $ in Millions		1 Months Ended	3 Months Ended	12 Months Ended									84 Months Ended	96 Months Ended	168 Months Ended	216 Months Ended	336 Months Ended
	Jan. 01, 2029	Jun. 30, 2020	Mar. 31, 2022 USD ($)	Dec. 31, 2050 $ / MMBTU $ / bbl	Dec. 31, 2040 $ / bbl	Dec. 31, 2026 $ / MMBTU	Dec. 31, 2025 $ / MMBTU	Dec. 31, 2024 $ / MMBTU	Dec. 31, 2023 $ / MMBTU	Dec. 31, 2022 USD ($) $ / t $ / bbl	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2028 $ / t	Dec. 31, 2030 $ / bbl	Dec. 31, 2040 $ / MMBTU	Dec. 31, 2040 $ / MMBTU	Dec. 31, 2050 $ / bbl
Asset impairment
Asset impairments recorded in operating income										$ (821)	$ (759)	$ (8,952)
Asset impairments recorded in net income, TotalEnergies share										$ (15,743)	$ (910)	(8,465)
Impairment excluding additional exceptional assets impairment in operating income												(3,492)
Impairment excluding additional exceptional assets impairment in net income, TotalEnergies share												$ (2,991)
Post-tax discount rate (as a percent)										8.00%	7.00%	7.00%
Period of reserves for qualification of assets as stranded		20 years										20 years
Russia
Asset impairment
Asset impairments recorded in net income, TotalEnergies share										$ (14,756)
North Platte
Asset impairment
Asset impairments recorded in net income, TotalEnergies share			$ (957)
Minimum
Asset impairment
CO2 price | $ / t													100
Pre-tax discount rate (as a percent)										7.00%
Maximum
Asset impairment
Pre-tax discount rate (as a percent)										14.00%
Forecast
Asset impairment
Oil price | $ / bbl				24.5	50									70			53.9
Annual percentage of inflation in CO2 price	2.00%
Forecast | Europe
Asset impairment
Gas price | $ / MMBTU				3.9		11	14	17	20						8
Forecast | United States
Asset impairment
Gas price | $ / MMBTU				1.8												3
Forecast | Asia
Asset impairment
Gas price | $ / MMBTU				5.2		12	15	18	21						9
Discount rate
Asset impairment
Reasonably possible decrease in key assumption (as a percent)										1.00%
Reasonably possible increase in assumption (as a percent)										1.00%
Oil and gas prices | Sensitivity scenario one
Asset impairment
Reasonably possible decrease in key assumption (as a percent)										10.00%
Oil and gas prices | Sensitivity scenario two
Asset impairment
Reasonably possible decrease in key assumption (as a percent)										20.00%
CO2 prices
Asset impairment
CO2 price in sensitivity scenario | $ / t										200
CO2 prices | Forecast
Asset impairment
Annual percentage of inflation in CO2 price	2.00%
Canadian oil sands
Asset impairment
Asset impairments recorded in net income, TotalEnergies share												$ (6,988)
Additional exceptional assets impairment in operating income												(5,460)
Additional exceptional assets impairment in net income, TotalEnergies share												$ (5,474)
Exploration & Production
Asset impairment
Asset impairments recorded in operating income										$ (588)
Asset impairments recorded in net income, TotalEnergies share										(11,141)
Exploration & Production | Russia
Asset impairment
Asset impairments recorded in net income, TotalEnergies share										(10,527)
Exploration & Production | Canada
Asset impairment
Reversal of impairment on assets										728
Exploration & Production | North Platte
Asset impairment
Asset impairments recorded in net income, TotalEnergies share										$ (957)
Exploration & Production | Discount rate
Asset impairment
Reasonably possible decrease in key assumption (as a percent)										1.00%
Impact on operating income from decrease in key assumption										$ 300
Impact on net income, TotalEnergies share, from decrease in key assumption										$ 200
Reasonably possible increase in assumption (as a percent)										1.00%
Impact on operating income from increase in key assumption										$ (500)
Impact on net income, TotalEnergies share, from increase in key assumption										$ (500)
Exploration & Production | Oil and gas prices | Sensitivity scenario one
Asset impairment
Reasonably possible decrease in key assumption (as a percent)										10.00%
Oil price in sensitivity scenario | $ / bbl										48
Impact on operating income from decrease in key assumption										$ (1,500)
Impact on net income, TotalEnergies share, from decrease in key assumption										$ (1,200)
Exploration & Production | Oil and gas prices | Sensitivity scenario two
Asset impairment
Reasonably possible decrease in key assumption (as a percent)										20.00%
Oil price in sensitivity scenario | $ / bbl										43
Impact on operating income from decrease in key assumption										$ (5,300)
Impact on net income, TotalEnergies share, from decrease in key assumption										$ (3,900)
Exploration & Production | CO2 prices
Asset impairment
CO2 price in sensitivity scenario | $ / t										200
Impact on operating income from change in key assumption										$ (1,600)
Impact on net income, TotalEnergies share, from change in key assumption										(1,200)
Exploration & Production | CO2 prices | Forecast
Asset impairment
Annual percentage of inflation in CO2 price	2.00%
Integrated Gas, Renewables & Power
Asset impairment
Asset impairments recorded in operating income										(126)
Asset impairments recorded in net income, TotalEnergies share										(4,481)
Integrated Gas, Renewables & Power | Russia
Asset impairment
Asset impairments recorded in net income, TotalEnergies share										$ (4,142)
Integrated Gas, Renewables & Power | Discount rate
Asset impairment
Reasonably possible decrease in key assumption (as a percent)										1.00%
Impact on operating income from decrease in key assumption										$ 100
Impact on net income, TotalEnergies share, from decrease in key assumption										$ 0
Reasonably possible increase in assumption (as a percent)										1.00%
Impact on operating income from increase in key assumption										$ (1,300)
Impact on net income, TotalEnergies share, from increase in key assumption										$ (1,100)
Integrated Gas, Renewables & Power | Oil and gas prices | Sensitivity scenario one
Asset impairment
Reasonably possible decrease in key assumption (as a percent)										10.00%
Impact on operating income from decrease in key assumption										$ (2,000)
Impact on net income, TotalEnergies share, from decrease in key assumption										$ (1,600)
Integrated Gas, Renewables & Power | Oil and gas prices | Sensitivity scenario two
Asset impairment
Reasonably possible decrease in key assumption (as a percent)										20.00%
Impact on operating income from decrease in key assumption										$ (5,000)
Impact on net income, TotalEnergies share, from decrease in key assumption										$ (4,200)
Integrated Gas, Renewables & Power | CO2 prices
Asset impairment
CO2 price in sensitivity scenario | $ / t										200
Impact on operating income from change in key assumption										$ (900)
Impact on net income, TotalEnergies share, from change in key assumption										$ (800)
Integrated Gas, Renewables & Power | CO2 prices | Forecast
Asset impairment
Annual percentage of inflation in CO2 price	2.00%
Refining & Chemicals | Discount rate
Asset impairment
Reasonably possible increase in assumption (as a percent)										1.00%
Impact on operating income from increase in key assumption										$ 0
Impact on net income, TotalEnergies share, from increase in key assumption										$ 0
Refining & Chemicals | Refining margins
Asset impairment
Reasonably possible decrease in key assumption (as a percent)										10.00%
Impact on operating income from decrease in key assumption										$ (600)
Impact on net income, TotalEnergies share, from decrease in key assumption										(600)
Marketing & Services
Asset impairment
Asset impairments recorded in operating income										(98)
Asset impairments recorded in net income, TotalEnergies share										(112)
Marketing & Services | Russia
Asset impairment
Asset impairments recorded in net income, TotalEnergies share										$ (87)